Distribution of Profit	12 Months Ended
Dec. 31, 2011
Distribution of Profit
Distribution of Profit

18.                               Distribution of Profit

Pursuant to Chinese company law applicable to foreign investment companies, the Company’s subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian, are required to maintain statutory surplus reserves, which include a general reserve and an enterprise expansion reserve. As a solely foreign invested enterprise, Tangshan Yian could only maintain a general reserve. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the general reserve after the general reserve is equal to 50% of the subsidiaries registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity and are not distributable other than upon liquidation.

For the year ended December 31, 2011, Sinovac Beijing appropriated 10% (2010 -10%; 2009 -10%) and nil (2010 - 5%; 2009 - 5%) of its after-tax profit, determined under the relevant Chinese accounting regulations, to the general reserve and the enterprise expansion reserve, respectively.  For the year ended December 31, 2011, the general reserve and the enterprise expansion reserve appropriated are $335,161 (RMB 2,133,203), (2010 - $1,073,240 (RMB 7,096,045); (2009 - $2,875,711 (RMB 19,661,240)) and nil, (2010 - $536,619 (RMB 3,548,023); (2009 - $1,437,856 (RMB 9,830,620)) respectively.

Pursuant to the same Chinese company law, the Company’s subsidiaries, Sinovac Beijing, Tangshan Yian, Sinovac R&D and Sinovac Dalian can transfer, at the discretion of their respective boards of directors, a certain amount of their annual net income after taxes as determined under the relevant PRC GAAP to a staff welfare and bonus fund.  For the year ended December 31, 2011, the board of directors of Sinovac Beijing approved $167,580 (RMB 1,066,601); (2010 - $536,619 (RMB 3,548,023); (2009 - $1,437,856 (RMB 9,830,620)) for contribution to such fund which shall be utilized for collective staff benefits. The amounts appropriated to the staff welfare and bonus fund were charged against income and the related provisions were reflected as accrued liabilities in the consolidated balance sheets.

Tangshan Yian recorded a net loss for each of the three years in the period ended December 31, 2011, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Sinovac R&D and Sinovac Dalian have not made any profit since inception, so no appropriation to the statutory surplus reserves and staff welfare and bonus was made.

Dividends declared by the Company’s subsidiaries are based on the distributable profits as reported in their statutory financial statements. In 2011, Sinovac Beijing declared a dividend of $5,862,676 (RMB 38,608,654) related to the profits of 2010 (2010 - $3,285,902 (RMB 22,463,737), 2009 - $3,849,501 (RMB 26,319,722)) to the non-controlling shareholder of Sinovac Beijing. On January 18, 2012, Sinovac Beijing declared a dividend of $795,106 (RMB5,060,612) related to the profits of 2011. As of December 31, 2011, the Company has $795,106 dividend payable (December 31, 2010 - $nil).

In addition to the above reserves, transferring net assets from the Chinese subsidiaries to the Company in the form of dividend payments, loans or advances also requires the Company and certain shareholders to comply with certain administrative rules prescribed by the relevant Chinese government authorities.

Pursuant to the relevant PRC company laws and regulations, the Company’s PRC subsidiaries’ paid-in capital and statutory surplus reverses that are restricted from transfer or dividend distribution amounted to $86.2 million (RMB 548.9 million) and $72.2 million (RMB 477.1 million) as of December 31, 2011 and 2010.